Significant Accounting Policies	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation — The consolidated financial statements include the accounts for the Parent Company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue Recognition, Bill and Hold Arrangements [Policy Text Block]

Revenue Recognition — Sales and related cost of product sold are recognized when legal title passes to the purchaser, which is primarily upon shipment of products. When customers, under the terms of specific orders, request that the Company invoice but hold the goods (“Bill and Hold”) for future shipment, the Company recognizes revenue when legal title to the finished goods inventory passes to the purchaser. Generally, the Company receives cash from the purchaser when legal title passes. During the years ended March 31, 2016 and 2015, the Company sold for cash, on a bill and hold basis, $126.1 million and $138.6 million, respectively, of Green Giant finished goods inventory. At the time of the sale of the Green Giant vegetables, title of the specified inventory transferred. The Company believes it has met the criteria required by the accounting standards for Bill and Hold treatment. As of March 31, 2016, $58.8 million of 2016 product remained unshipped.

Trade promotions are an important component of the sales and marketing of the Company’s branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may take extended periods of time.

Concentration Risk, Credit Risk

Concentration of Credit Risk — Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not required. A relatively limited number of customers account for a large percentage of the Company’s total sales. GMOL sales represented 11%, 13% and 13% of net sales in each of 2016, 2015 and 2014, respectively. The top ten customers, including GMOL, represented approximately 48%, 49% and 50% of net sales for 2016, 2015 and 2014, respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not experienced any losses in such accounts

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents
Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments — The carrying values of cash and cash equivalents (Level 1), accounts receivable, short-term debt (Level 2) and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. See Note 9, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The three-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobserved inputs (Level 3). The three levels are defined as follows:

  Level 1- Quoted prices for identical instruments in active markets.
  Level 2- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.
  Level 3- Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2016, there were $0.1 million of unamortized financing cost included in other current assets and $0.1 million of unamortized financing costs included in other assets on the Consolidated Balance Sheets.

Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first-out (“LIFO”) method; or market.
Income Tax, Policy [Policy Text Block]

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense.

Shipping and Handling Cost, Policy [Policy Text Block]

Shipping and Handling Costs — The Company includes all shipping and handling costs billed to customers in net sales and the corresponding costs in cost of products sold. The shipping and handling costs billed to customers in net sales were $38.3 million, $38.8 million and $41.3 million in 2016, 2015, and 2014, respectively.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to operations were $2.0 million, $1.7 million and $1.5 million in 2016, 2015 and 2014, respectively.
Receivables, Policy [Policy Text Block]

Accounts Receivable and Doubtful Accounts — Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available

Earnings Per Share, Policy [Policy Text Block]

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Depreciation and Valuation [Policy Text Block]

Depreciation and Valuation — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was $21.4 million, $21.5 million, and $22.9 million in 2016, 2015, and 2014, respectively. The estimated useful lives are as follows: buildings and improvements — 30 years; machinery and equipment — 10-15 years; computer software — 3-5 years; vehicles — 3-7 years; and land improvements — 10-20 years. The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were $5.1 million of impairment losses in 2016 included in Plant Restructuring (see Note 14, Plant Restructuring). There were no significant impairment losses in 2015 and 2014

Use of Estimates, Policy [Policy Text Block]

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimated

Recently Issued Accounting Standards [Text Block]

Recently Issued Accounting Standards — In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard will be effective for the Company on April 1, 2018 (beginning of fiscal 2019). Early adoption is permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting. The Company does not anticipate a material impact on the Company's financial position, results of operations or cash flows as a result of this change.

Prior Period Reclassification Adjustment, Description	Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification